SCHEDULE OF PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		$ 554,655	$ 544,332
Less: accumulated depreciation	[1]	(400,918)	(385,527)
Less: accumulated impairment	[2]	(3,040)	(2,987)
Property, plant and equipment, net	[3]	150,697	155,818
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		167,430	164,318
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		100,143	98,281
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		6,457	6,337
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		258,116	253,180
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		588	736
Other Logistic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		7,531	7,391
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal	[4]	$ 14,390	$ 14,089

[1]	Depreciation expenses for the six months ended June 30, 2025 and 2024 were US$8.11 million and US$10.61 million, respectively.
[2]	There were no impairment charges for the six months ended June 30, 2025 and 2024.
[3]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$45.49 million and US$47.92 million as of June 30, 2025 and December 31, 2024, respectively.
[4]	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.